FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Fair Value Measurements

The following table present liabilities measured at fair value on a recurring basis as of December 31, 2020:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration in connection to the acquisitions	$-	$-	$37,904	$37,904

Total financial liabilities	$-	$-	$37,904	$37,904

The following table present assets measured at fair value on a recurring basis as of December 31, 2019:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$73	$-	$73

Total financial assets	$-	$73	$-	$73